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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Oak Ridge Small Cap Growth Fund

 Schedule of Investments 8/31/13

 Shares

 Value

 COMMON STOCKS - 97.4%

 Energy - 6.3%

 Oil & Gas Exploration & Production - 6.3%

 882,300

 Approach Resources, Inc. *

 $

 20,557,590

 870,000

 Gulfport Energy Corp. *

 51,330,000

 2,000,000

 Halcon Resources Corp. *

 9,500,000

 854,000

 Oasis Petroleum, Inc. *

 33,476,800

 $

 114,864,390

 Total Energy

 $

 114,864,390

 Capital Goods - 18.6%

 Aerospace & Defense - 3.1%

 1,817,593

 The KEYW Holding Corp. *

 $

 20,975,023

 489,483

 Triumph Group, Inc.

 35,228,092

 $

 56,203,115

 Building Products - 2.9%

 1,240,932

 AO Smith Corp.

 $

 52,181,191

 Industrial Machinery - 8.2%

 838,800

 Actuant Corp.

 $

 29,961,936

 682,930

 Altra Holdings, Inc. *

 16,970,810

 307,679

 CLARCOR, Inc.

 16,479,287

 802,400

 Colfax Corp. *

 41,797,016

 240,104

 Middleby Corp. *

 44,644,938

 $

 149,853,987

 Trading Companies & Distributors - 4.4%

 1,043,500

 Beacon Roofing Supply, Inc. *

 $

 37,910,355

 473,600

 Watsco, Inc.

 42,529,280

 $

 80,439,635

 Total Capital Goods

 $

 338,677,928

 Commercial Services & Supplies - 3.8%

 Environmental & Facilities Services - 1.8%

 778,495

 Waste Connections, Inc. *

 $

 32,977,048

 Human Resource & Employment Services - 2.0%

 885,694

 WageWorks, Inc. *

 $

 36,968,868

 Total Commercial Services & Supplies

 $

 69,945,916

 Transportation - 1.7%

 Trucking - 1.7%

 1,167,500

 Roadrunner Transportation Systems, Inc. *

 $

 31,662,600

 Total Transportation

 $

 31,662,600

 Consumer Durables & Apparel - 3.2%

 Footwear - 3.2%

 274,000

 Deckers Outdoor Corp. *

 $

 16,092,020

 736,940

 Wolverine World Wide, Inc.

 41,452,875

 $

 57,544,895

 Total Consumer Durables & Apparel

 $

 57,544,895

 Consumer Services - 2.6%

 Restaurants - 2.6%

 167,000

 Buffalo Wild Wings, Inc. *

 $

 17,352,970

 1,190,300

 Texas Roadhouse, Inc.

 29,578,955

 $

 46,931,925

 Total Consumer Services

 $

 46,931,925

 Retailing - 5.4%

 Distributors - 1.4%

 887,526

 LKQ Corp. *

 $

 25,951,260

 Catalog Retail - 1.3%

 450,000

 HSN, Inc. *

 $

 24,237,000

 Specialty Stores - 1.4%

 580,100

 Vitamin Shoppe, Inc. *

 $

 24,433,812

 Automotive Retail - 1.3%

 305,081

 Group 1 Automotive, Inc.

 $

 23,408,865

 Total Retailing

 $

 98,030,937

 Food & Staples Retailing - 1.9%

 Food Distributors - 1.0%

 305,000

 United Natural Foods, Inc. *

 $

 18,492,150

 Food Retail - 0.9%

 338,000

 The Fresh Market, Inc. *

 $

 16,497,780

 Total Food & Staples Retailing

 $

 34,989,930

 Health Care Equipment & Services - 10.4%

 Health Care Equipment - 2.6%

 1,097,797

 Globus Medical, Inc. *

 $

 19,343,183

 441,700

 Sirona Dental Systems, Inc. *

 28,608,909

 $

 47,952,092

 Health Care Supplies - 3.1%

 918,000

 Align Technology, Inc. *

 $

 39,978,900

 1,015,000

 Spectranetics Corp. *

 16,026,850

 $

 56,005,750

 Health Care Distributors - 2.7%

 317,835

 MWI Veterinary Supply, Inc. *

 $

 48,336,347

 Health Care Technology - 2.0%

 1,657,409

 Omnicell, Inc. *

 $

 36,032,072

 Total Health Care Equipment & Services

 $

 188,326,261

 Pharmaceuticals, Biotechnology & Life Sciences - 12.9%

 Biotechnology - 3.7%

 1,442,000

 Ariad Pharmaceuticals, Inc. *

 $

 26,821,200

 1,566,100

 NPS Pharmaceuticals, Inc. *

 39,309,110

 $

 66,130,310

 Pharmaceuticals - 9.2%

 3,328,100

 Akorn, Inc. *

 $

 59,805,956

 821,700

 Questcor Pharmaceuticals, Inc.

 54,790,956

 791,600

 Salix Pharmaceuticals, Ltd. *

 52,989,704

 $

 167,586,616

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 233,716,926

 Banks - 2.1%

 Regional Banks - 2.1%

 1,276,858

 BankUnited, Inc. *

 $

 37,731,154

 Total Banks

 $

 37,731,154

 Diversified Financials - 6.4%

 Consumer Finance - 2.9%

 989,697

 Portfolio Recovery Associates, Inc. *

 $

 52,493,529

 Asset Management & Custody Banks - 1.9%

 197,500

 Affiliated Managers Group, Inc. *

 $

 34,428,200

 Investment Banking & Brokerage - 1.6%

 740,280

 Stifel Financial Corp. *

 $

 29,626,006

 Total Diversified Financials

 $

 116,547,735

 Insurance - 0.9%

 Property & Casualty Insurance - 0.9%

 344,710

 ProAssurance Corp.

 $

 16,249,629

 Total Insurance

 $

 16,249,629

 Software & Services - 17.6%

 Internet Software & Services - 1.0%

 2,153,200

 Dice Holdings, Inc. *

 $

 17,936,156

 IT Consulting & Other Services - 2.6%

 712,702

 EPAM Systems, Inc. *

 $

 22,792,210

 929,075

 Virtusa Corp. *

 24,453,254

 $

 47,245,464

 Data Processing & Outsourced Services - 5.8%

 1,027,667

 Cardtronics, Inc. *

 $

 35,649,768

 590,000

 MAXIMUS, Inc.

 22,130,900

 599,810

 WEX, Inc. *

 48,002,794

 $

 105,783,462

 Application Software - 7.9%

 297,521

 ANSYS, Inc. *

 $

 24,985,814

 515,840

 Ellie Mae, Inc. *

 14,979,994

 1,090,554

 RealPage, Inc. *

 22,585,373

 1,378,289

 Seachange International, Inc. *

 13,782,890

 547,100

 Solera Holdings, Inc. *

 28,241,302

 1,118,597

 Synchronoss Technologies, Inc. *

 38,457,365

 $

 143,032,738

 Systems Software - 0.3%

 209,926

 Proofpoint, Inc. *

 $

 6,047,968

 Total Software & Services

 $

 320,045,788

 Technology Hardware & Equipment - 1.7%

 Electronic Components - 1.7%

 1,725,000

 InvenSense, Inc. *

 $

 30,825,750

 Total Technology Hardware & Equipment

 $

 30,825,750

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductors - 1.9%

 572,942

 Hittite Microwave Corp. *

 $

 35,041,133

 Total Semiconductors & Semiconductor Equipment

 $

 35,041,133

 TOTAL COMMON STOCKS

 (Cost $1,222,457,740)

 $

 1,771,132,897

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.3%

 Repurchase Agreements - 2.3%

 19,080,000

 Deutschebank AG, 0.05%, dated 8/30/13, repurchase price of

 $

 19,080,000

 $19,080,000 plus accrued interest on 9/3/13 collateralized by the following:

 $14,976,325 U.S. Treasury Strip, 0.00-4.25%, 11/15/13-8/15/43

 $1,101,696 U.S. Treasury Notes, 1.00-6.25%, 1/31/19-8/15/21

 $3,394,104 U.S. Treasury Bonds, 2.375-8.875%, 2/15/19-2/15/43

 23,080,000

 TD Securities, Inc., 0.03%, dated 8/30/13, repurchase price of

 $23,080,000 plus accrued interest on 9/3/13 collateralized by

 $23,500,000 U.S. Treasury Notes, 0.625%, 8/15/16

 23,080,000

 $

 42,160,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $42,160,000)

 $

 42,160,000

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $1,264,617,740) (a)

 $

 1,813,292,897

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 5,013,640

 TOTAL NET ASSETS - 100.0%

 $

 1,818,306,537

 *

 Non-income producing security.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,266,107,576 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $         569,181,906

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $          (21,996,585)

 Net unrealized appreciation

  $         547,185,321

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,771,132,897

$
-

$
-

$
1,771,132,897

 Repurchase Agreement

$
-

$
42,160,000

$
-

$
42,160,000

 Total

$
1,771,132,897

$
42,160,000

$
-

$
1,813,292,897

 During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 8/31/13

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 9.8%

 Oil & Gas Equipment & Services - 0.9%

 288,784

 Basic Energy Services, Inc. *

 $

 3,361,446

 220,900

 Frank's International NV *

 6,121,139

 $

 9,482,585

 Oil & Gas Exploration & Production - 8.1%

 15,285

 Athlon Energy, Inc. *

 $

 424,923

 253,300

 Bill Barrett Corp. *

 5,453,549

 115,800

 Bonanza Creek Energy, Inc. *

 4,597,260

 742,874

 Cabot Oil & Gas Corp.

 29,068,657

 180,900

 Cobalt International Energy, Inc. *

 4,413,960

 60,800

 EQT Corp.

 5,211,776

 294,800

 Gulfport Energy Corp. *

 17,393,200

 104,086

 PDC Energy, Inc. *

 5,972,455

 50,900

 Pioneer Natural Resources Co.

 8,905,973

 56,000

 Range Resources Corp.

 4,198,880

 90,700

 Trilogy Energy Corp.

 2,363,092

 $

 88,003,725

 Oil & Gas Storage & Transportation - 0.8%

 153,000

 SemGroup Corp.

 $

 8,099,820

 Total Energy

 $

 105,586,130

 Materials - 6.3%

 Commodity Chemicals - 1.3%

 143,900

 Methanex Corp.

 $

 6,689,911

 75,739

 Westlake Chemical Corp.

 7,663,272

 $

 14,353,183

 Industrial Gases - 0.4%

 43,200

 Airgas, Inc.

 $

 4,391,280

 Specialty Chemicals - 2.7%

 490,800

 Flotek Industries, Inc. *

 $

 9,712,932

 48,000

 The Sherwin-Williams Co.

 8,275,200

 135,300

 WR Grace & Co. *

 10,871,355

 $

 28,859,487

 Construction Materials - 0.8%

 135,000

 Eagle Materials, Inc.

 $

 8,661,600

 Paper Packaging - 0.6%

 61,900

 Rock Tenn Co.

 $

 6,877,709

 Paper Products - 0.5%

 127,500

 KapStone Paper and Packaging Corp.

 $

 5,355,000

 Total Materials

 $

 68,498,259

 Capital Goods - 5.8%

 Building Products - 0.4%

 107,300

 Fortune Brands Home & Security, Inc.

 $

 3,952,932

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 431,200

 The Manitowoc Co., Inc.

 $

 8,615,376

 Industrial Machinery - 3.3%

 91,800

 Chart Industries, Inc. *

 $

 10,481,724

 58,600

 Dover Corp.

 4,983,930

 152,100

 Ingersoll-Rand Plc

 8,995,194

 114,100

 Lincoln Electric Holdings, Inc.

 7,134,673

 518,300

 Mueller Water Products, Inc.

 3,913,165

 $

 35,508,686

 Trading Companies & Distributors - 1.3%

 214,100

 HD Supply Holdings, Inc. *

 $

 4,868,634

 39,300

 WW Grainger, Inc.

 9,720,855

 $

 14,589,489

 Total Capital Goods

 $

 62,666,483

 Commercial Services & Supplies - 4.1%

 Environmental & Facilities Services - 0.7%

 63,900

 Stericycle, Inc. *

 $

 7,192,584

 Diversified Support Services - 1.3%

 190,046

 Mobile Mini, Inc. *

 $

 5,773,597

 155,600

 United Rentals, Inc. *

 8,522,212

 $

 14,295,809

 Human Resource & Employment Services - 1.4%

 92,800

 Towers Watson & Co.

 $

 7,632,800

 177,000

 WageWorks, Inc. *

 7,387,980

 $

 15,020,780

 Research & Consulting Services - 0.7%

 119,800

 Verisk Analytics, Inc. *

 $

 7,449,164

 Total Commercial Services & Supplies

 $

 43,958,337

 Transportation - 5.0%

 Airlines - 2.4%

 71,500

 Copa Holdings SA

 $

 9,350,770

 368,800

 Delta Air Lines, Inc.

 7,276,424

 133,000

 United Continental Holdings, Inc. *

 3,785,180

 351,600

 US Airways Group, Inc. *

 5,681,856

 $

 26,094,230

 Marine - 0.8%

 760,376

 Diana Shipping, Inc. *

 $

 8,257,683

 Railroads - 1.1%

 28,300

 Canadian Pacific Railway, Ltd.

 $

 3,340,249

 86,900

 Kansas City Southern

 9,160,998

 $

 12,501,247

 Trucking - 0.7%

 319,100

 Hertz Global Holdings, Inc. *

 $

 7,667,973

 Total Transportation

 $

 54,521,133

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 1.7%

 257,900

 Lear Corp.

 $

 17,730,625

 Motorcycle Manufacturers - 0.8%

 148,100

 Harley-Davidson, Inc.

 $

 8,883,038

 Total Automobiles & Components

 $

 26,613,663

 Consumer Durables & Apparel - 4.8%

 Home Furnishings - 0.6%

 57,000

 Mohawk Industries, Inc. *

 $

 6,696,930

 Household Appliances - 0.6%

 94,200

 SodaStream International, Ltd. *

 $

 5,886,558

 Apparel, Accessories & Luxury Goods - 3.6%

 58,301

 Carter's, Inc.

 $

 4,293,286

 120,516

 G-III Apparel Group, Ltd. *

 5,520,838

 173,500

 Hanesbrands, Inc.

 10,319,780

 253,000

 Michael Kors Holdings, Ltd. *

 18,744,770

 $

 38,878,674

 Total Consumer Durables & Apparel

 $

 51,462,162

 Consumer Services - 2.6%

 Casinos & Gaming - 0.5%

 177,500

 Melco Crown Entertainment, Ltd. (A.D.R.) *

 $

 4,826,225

 Leisure Facilities - 0.4%

 142,800

 Six Flags Entertainment Corp.

 $

 4,713,828

 Restaurants - 1.7%

 86,000

 Brinker International, Inc.

 $

 3,439,140

 28,600

 Chipotle Mexican Grill, Inc. *

 11,673,662

 22,374

 Panera Bread Co. *

 3,669,783

 $

 18,782,585

 Total Consumer Services

 $

 28,322,638

 Media - 2.3%

 Broadcasting - 0.6%

 81,400

 Discovery Communications, Inc. *

 $

 6,309,314

 Cable & Satellite - 0.4%

 56,000

 Liberty Global Plc *

 $

 4,350,080

 Movies & Entertainment - 1.3%

 224,129

 Cinemark Holdings, Inc.

 $

 6,605,082

 287,300

 Imax Corp. *

 7,883,512

 $

 14,488,594

 Total Media

 $

 25,147,988

 Retailing - 9.9%

 Distributors - 1.5%

 539,100

 LKQ Corp. *

 $

 15,763,284

 Internet Retail - 2.7%

 267,775

 HomeAway, Inc. *

 $

 8,445,624

 23,100

 Netflix, Inc. *

 6,558,321

 9,227

 priceline.com, Inc. *

 8,659,816

 112,526

 Shutterfly, Inc. *

 5,846,851

 $

 29,510,612

 General Merchandise Stores - 1.3%

 106,000

 Dollar General Corp. *

 $

 5,720,820

 152,262

 Dollar Tree, Inc. *

 8,024,207

 $

 13,745,027

 Apparel Retail - 2.0%

 146,100

 American Eagle Outfitters, Inc.

 $

 2,114,067

 119,400

 Ross Stores, Inc.

 8,030,844

 146,000

 TJX Companies, Inc.

 7,697,120

 85,700

 Urban Outfitters, Inc. *

 3,593,401

 $

 21,435,432

 Computer & Electronics Retail - 0.5%

 85,000

 Conn's, Inc. *

 $

 5,661,850

 Home Improvement Retail - 0.6%

 145,000

 Lowe's Companies, Inc.

 $

 6,643,900

 Specialty Stores - 0.9%

 80,000

 Tractor Supply Co. *

 $

 9,789,600

 Automotive Retail - 0.4%

 96,114

 CarMax, Inc. *

 $

 4,571,182

 Total Retailing

 $

 107,120,887

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 79,998

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 3,083,923

 Total Food & Staples Retailing

 $

 3,083,923

 Food, Beverage & Tobacco - 3.5%

 Soft Drinks - 0.4%

 86,687

 Monster Beverage Corp. *

 $

 4,974,967

 Packaged Foods & Meats - 3.1%

 140,700

 B&G Foods, Inc.

 $

 4,765,509

 195,000

 ConAgra Foods, Inc.

 6,594,900

 194,100

 Flowers Foods, Inc.

 4,035,339

 208,200

 Green Mountain Coffee Roasters, Inc. *

 17,969,742

 $

 33,365,490

 Total Food, Beverage & Tobacco

 $

 38,340,457

 Household & Personal Products - 0.5%

 Personal Products - 0.5%

 66,000

 Nu Skin Enterprises, Inc.

 $

 5,524,860

 Total Household & Personal Products

 $

 5,524,860

 Health Care Equipment & Services - 5.8%

 Health Care Equipment - 2.1%

 401,300

 Hologic, Inc. *

 $

 8,563,742

 188,100

 Insulet Corp. *

 6,271,254

 302,100

 Masimo Corp.

 7,473,954

 $

 22,308,950

 Health Care Supplies - 1.5%

 233,300

 Align Technology, Inc. *

 $

 10,160,215

 407,800

 Endologix, Inc. *

 6,451,396

 $

 16,611,611

 Health Care Services - 1.7%

 107,500

 Air Methods Corp.

 $

 4,398,900

 252,490

 Catamaran Corp. *

 13,864,226

 $

 18,263,126

 Health Care Facilities - 0.5%

 232,400

 Brookdale Senior Living, Inc. *

 $

 5,814,648

 Total Health Care Equipment & Services

 $

 62,998,335

 Pharmaceuticals, Biotechnology & Life Sciences - 10.3%

 Biotechnology - 4.1%

 52,900

 Alexion Pharmaceuticals, Inc. *

 $

 5,700,504

 164,349

 Alkermes Plc *

 5,218,081

 100,900

 Cubist Pharmaceuticals, Inc. *

 6,393,024

 211,600

 Neurocrine Biosciences, Inc. *

 3,083,012

 490,318

 NPS Pharmaceuticals, Inc. *

 12,306,982

 156,800

 Vertex Pharmaceuticals, Inc. *

 11,783,520

 $

 44,485,123

 Pharmaceuticals - 4.5%

 112,700

 Actavis, Inc. *

 $

 15,234,786

 102,507

 Jazz Pharmaceuticals Plc *

 8,988,839

 188,900

 Salix Pharmaceuticals, Ltd. *

 12,644,966

 109,421

 Shire Plc (A.D.R.)

 12,060,383

 $

 48,928,974

 Life Sciences Tools & Services - 1.7%

 104,500

 Agilent Technologies, Inc.

 $

 4,873,880

 123,000

 Bruker Corp. *

 2,464,920

 92,100

 Charles River Laboratories International, Inc. *

 4,241,205

 78,400

 Illumina, Inc. *

 6,102,656

 $

 17,682,661

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 111,096,758

 Banks - 0.6%

 Regional Banks - 0.6%

 71,400

 Signature Bank *

 $

 6,263,208

 Total Banks

 $

 6,263,208

 Diversified Financials - 4.0%

 Consumer Finance - 0.9%

 216,200

 Discover Financial Services, Inc.

 $

 10,215,450

 Asset Management & Custody Banks - 2.5%

 52,300

 Affiliated Managers Group, Inc. *

 $

 9,116,936

 340,900

 Blackstone Group LP

 7,445,256

 85,900

 Financial Engines, Inc.

 4,591,355

 163,269

 Walter Investment Management Corp. *

 5,990,340

 $

 27,143,887

 Investment Banking & Brokerage - 0.6%

 239,500

 Morgan Stanley Co.

 $

 6,169,520

 Total Diversified Financials

 $

 43,528,857

 Real Estate - 1.4%

 Specialized REIT's - 0.9%

 361,200

 Weyerhaeuser Co.

 $

 9,889,656

 Real Estate Services - 0.5%

 58,800

 Jones Lang LaSalle, Inc.

 $

 4,835,712

 Total Real Estate

 $

 14,725,368

 Software & Services - 13.7%

 Internet Software & Services - 4.6%

 242,933

 Akamai Technologies, Inc. *

 $

 11,170,059

 83,411

 CoStar Group, Inc. *

 12,387,368

 139,700

 eBay, Inc. *

 6,983,603

 11,100

 Google, Inc. *

 9,400,590

 40,900

 LinkedIn Corp. *

 9,817,636

 $

 49,759,256

 IT Consulting & Other Services - 0.7%

 138,400

 Gartner, Inc. *

 $

 8,023,048

 Data Processing & Outsourced Services - 3.1%

 31,300

 Alliance Data Systems Corp. *

 $

 6,125,410

 285,000

 Genpact, Ltd.

 5,486,250

 9,200

 Mastercard, Inc.

 5,575,936

 253,700

 Vantiv, Inc. *

 6,700,217

 80,100

 WEX, Inc. *

 6,410,403

 162,767

 WNS Holdings, Ltd. (A.D.R.) *

 3,292,776

 $

 33,590,992

 Application Software - 4.2%

 136,033

 Aspen Technology, Inc. *

 $

 4,547,583

 85,700

 Citrix Systems, Inc. *

 6,064,989

 144,100

 Guidewire Software, Inc. *

 6,622,836

 307,900

 QLIK Technologies, Inc. *

 10,096,041

 72,500

 Solera Holdings, Inc. *

 3,742,450

 111,320

 SS&C Technologies Holdings, Inc. *

 3,939,615

 113,600

 Synchronoss Technologies, Inc. *

 3,905,568

 133,823

 Tangoe, Inc. *

 2,782,180

 27,833

 Ultimate Software Group, Inc. *

 3,902,465

 $

 45,603,727

 Systems Software - 1.1%

 91,300

 CommVault Systems, Inc. *

 $

 7,653,679

 80,908

 FleetMatics Group Plc *

 4,000,901

 $

 11,654,580

 Total Software & Services

 $

 148,631,603

 Technology Hardware & Equipment - 0.9%

 Communications Equipment - 0.9%

 196,400

 Aruba Networks, Inc. *

 $

 3,266,132

 82,000

 F5 Networks, Inc. *

 6,837,160

 $

 10,103,292

 Total Technology Hardware & Equipment

 $

 10,103,292

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductor Equipment - 0.2%

 165,000

 Applied Materials, Inc.

 $

 2,476,650

 Semiconductors - 3.3%

 231,100

 Analog Devices, Inc.

 $

 10,695,308

 106,300

 Avago Technologies, Ltd.

 4,093,613

 131,817

 Monolithic Power Systems, Inc.

 4,036,237

 224,200

 Skyworks Solutions, Inc. *

 5,685,712

 249,400

 Xilinx, Inc.

 10,828,948

 $

 35,339,818

 Total Semiconductors & Semiconductor Equipment

 $

 37,816,468

 Telecommunication Services - 1.4%

 Wireless Telecommunication Services - 1.4%

 75,000

 Crown Castle International Corp. *

 $

 5,206,500

 130,700

 SBA Communications Corp. *

 9,802,500

 $

 15,009,000

 Total Telecommunication Services

 $

 15,009,000

 Utilities - 0.8%

 Electric Utilities - 0.2%

 25,400

 ITC Holdings Corp.

 $

 2,257,806

 Gas Utilities - 0.3%

 52,500

 National Fuel Gas Co.

 $

 3,427,200

 Water Utilities - 0.3%

 84,500

 Aqua America, Inc.

 $

 2,566,266

 Total Utilities

 $

 8,251,272

 TOTAL COMMON STOCKS

 (Cost $828,147,307)

 $

 1,079,271,081

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $828,147,307) (a)

 $

 1,079,271,081

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 2,341,705

 TOTAL NET ASSETS - 100.0%

 $

 1,081,612,786

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $831,556,996 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $          255,676,686

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $            (7,962,601)

 Net unrealized appreciation

  $          247,714,085

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level  2

 Level  3

 Total

 Common Stocks

  $       1,079,271,081

  $            -

  $            -

  $       1,079,271,081

 Total

  $       1,079,271,081

  $            -

  $            -

  $       1,079,271,081

 During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Oak Ridge Large Cap Growth Fund

 Schedule of Investments 8/31/13

 Shares

 Value

 COMMON STOCKS - 97.2%

 Energy - 4.5%

 Oil & Gas Equipment & Services - 1.4%

 15,220

 Schlumberger, Ltd.

 $

 1,231,907

 Oil & Gas Exploration & Production - 3.1%

 8,765

 Concho Resources, Inc. *

 $

 845,910

 57,450

 Denbury Resources, Inc. *

 993,310

 24,235

 Southwestern Energy Co. *

 925,777

 $

 2,764,997

 Total Energy

 $

 3,996,904

 Materials - 4.2%

 Industrial Gases - 2.0%

 14,860

 Praxair, Inc.

 $

 1,744,564

 Specialty Chemicals - 2.2%

 21,115

 Ecolab, Inc.

 $

 1,928,855

 Total Materials

 $

 3,673,419

 Capital Goods - 13.0%

 Aerospace & Defense - 4.7%

 10,035

 Precision Castparts Corp.

 $

 2,119,793

 20,590

 United Technologies Corp.

 2,061,059

 $

 4,180,852

 Electrical Components & Equipment - 2.5%

 50,607

 AMETEK, Inc.

 $

 2,172,052

 Industrial Conglomerates - 3.0%

 40,055

 Danaher Corp.

 $

 2,624,404

 Industrial Machinery - 2.8%

 34,930

 Illinois Tool Works, Inc.

 $

 2,496,447

 Total Capital Goods

 $

 11,473,755

 Consumer Durables & Apparel - 3.4%

 Apparel, Accessories & Luxury Goods - 3.4%

 25,980

 Michael Kors Holdings, Ltd. *

 $

 1,924,858

 5,565

 VF Corp.

 1,041,824

 $

 2,966,682

 Total Consumer Durables & Apparel

 $

 2,966,682

 Consumer Services - 3.1%

 Hotels, Resorts & Cruise Lines - 2.0%

 43,710

 Marriott International, Inc.

 $

 1,747,963

 Restaurants - 1.1%

 14,200

 Starbucks Corp.

 $

 1,001,384

 Total Consumer Services

 $

 2,749,347

 Retailing - 14.1%

 Internet Retail - 1.7%

 1,560

 priceline.com, Inc. *

 $

 1,464,107

 General Merchandise Stores - 1.6%

 27,500

 Dollar Tree, Inc. *

 $

 1,449,250

 Apparel Retail - 3.5%

 57,895

 TJX Companies, Inc.

 $

 3,052,224

 Specialty Stores - 3.4%

 54,180

 Sally Beauty Holdings, Inc. *

 $

 1,415,723

 16,395

 Ulta Salon Cosmetics & Fragrance, Inc. *

 1,627,040

 $

 3,042,763

 Automotive Retail - 2.2%

 15,755

 O'Reilly Automotive, Inc. *

 $

 1,933,296

 Homefurnishing Retail - 1.7%

 20,440

 Bed Bath & Beyond, Inc. *

 $

 1,507,246

 Total Retailing

 $

 12,448,886

 Food, Beverage & Tobacco - 5.2%

 Soft Drinks - 2.3%

 24,975

 PepsiCo, Inc.

 $

 1,991,257

 Packaged Foods & Meats - 2.9%

 19,250

 Mead Johnson Nutrition Co.

 $

 1,444,328

 37,005

 Mondelez International, Inc.

 1,134,943

 $

 2,579,271

 Total Food, Beverage & Tobacco

 $

 4,570,528

 Household & Personal Products - 1.8%

 Household Products - 1.8%

 27,275

 Church & Dwight Co., Inc.

 $

 1,618,771

 Total Household & Personal Products

 $

 1,618,771

 Health Care Equipment & Services - 7.0%

 Health Care Equipment - 2.0%

 14,825

 Baxter International, Inc.

 $

 1,031,227

 1,860

 Intuitive Surgical, Inc. *

 718,927

 $

 1,750,154

 Health Care Services - 2.8%

 39,025

 Express Scripts Holding Co. *

 $

 2,492,917

 Health Care Technology - 2.2%

 42,355

 Cerner Corp. *

 $

 1,950,871

 Total Health Care Equipment & Services

 $

 6,193,942

 Pharmaceuticals, Biotechnology & Life Sciences - 10.1%

 Biotechnology - 6.9%

 25,880

 Celgene Corp. *

 $

 3,622,682

 40,580

 Gilead Sciences, Inc. *

 2,445,757

 $

 6,068,439

 Pharmaceuticals - 3.2%

 32,770

 Johnson & Johnson

 $

 2,831,656

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,900,095

 Diversified Financials - 6.0%

 Specialized Finance - 1.9%

 9,585

 IntercontinentalExchange, Inc. *

 $

 1,722,904

 Asset Management & Custody Banks - 2.6%

 13,080

 Affiliated Managers Group, Inc. *

 $

 2,280,106

 Investment Banking & Brokerage - 1.5%

 8,625

 The Goldman Sachs Group, Inc.

 $

 1,312,121

 Total Diversified Financials

 $

 5,315,131

 Software & Services - 15.4%

 Internet Software & Services - 3.0%

 1,260

 Google, Inc. *

 $

 1,067,094

 6,685

 LinkedIn Corp. *

 1,604,667

 $

 2,671,761

 IT Consulting & Other Services - 4.7%

 11,150

 Cognizant Technology Solutions Corp. *

 $

 817,295

 29,925

 Gartner, Inc. *

 1,734,752

 8,665

 International Business Machines Corp.

 1,579,370

 $

 4,131,417

 Data Processing & Outsourced Services - 2.8%

 14,200

 Visa, Inc.

 $

 2,476,764

 Application Software - 1.0%

 12,570

 Citrix Systems, Inc. *

 $

 889,579

 Systems Software - 3.9%

 27,795

 Check Point Software Technologies, Ltd. *

 $

 1,558,466

 59,090

 Oracle Corp.

 1,882,607

 $

 3,441,073

 Total Software & Services

 $

 13,610,594

 Technology Hardware & Equipment - 8.4%

 Communications Equipment - 2.9%

 38,500

 Qualcomm, Inc.

 $

 2,551,780

 Computer Hardware - 4.1%

 7,440

 Apple, Inc.

 $

 3,623,653

 Computer Storage & Peripherals - 1.4%

 47,785

 EMC Corp.

 $

 1,231,897

 Total Technology Hardware & Equipment

 $

 7,407,330

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 25,655

 Altera Corp.

 $

 902,286

 Total Semiconductors & Semiconductor Equipment

 $

 902,286

 TOTAL COMMON STOCKS

 (Cost $55,202,640)

 $

 85,827,670

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.6%

 Repurchase Agreements - 2.6%

 2,295,000

 Deutschebank AG, 0.05%, dated 8/30/13, repurchase price of

 $

 2,295,000

 $2,295,000 plus accrued interest on 9/3/13 collateralized by the following:

 $1,801,398 U.S. Treasury Strip, 0.00-4.25%, 11/15/13-8/15/43

 $132,515 U.S. Treasury Notes, 1.00-6.25%, 1/31/19-8/15/21

 $408,253 U.S. Treasury Bonds, 2.375-8.875%, 2/15/19-2/15/43

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,295,000)

 $

 2,295,000

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $57,497,640) (a)

 $

 88,122,670

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 210,024

 TOTAL NET ASSETS - 100.0%

 $

 88,332,694

 *

 Non-income producing security.

 (a)

 At August 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $57,624,279 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $         30,928,287

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

  $            (429,896)

 Net unrealized appreciation

  $         30,498,391

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of August 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
85,827,670

$
-

$
-

$
85,827,670

 Repurchase Agreement

$
-

$
2,295,000

$
-

$
2,295,000

 Total

$
85,827,670

$
2,295,000

$
-

$
88,122,670

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust I By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2013 * Print the name and title of each signing officer under his or her signature.